October 24, 2008

Filing Desk
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE:	Pre-Effective Amendment No. 2 to Form N-14 for the Summit Zenith Portfolio and the Summit S&P 500 Index Portfolio, each a series of Summit Mutual Funds, Inc. (File No. 333-153637)

Ladies and Gentlemen:

Transmitted electronically herewith on behalf of the Registrant is Pre-Effective Amendment No. 2 to Form N-14 for the Summit Zenith Portfolio and the Summit S&P 500 Index Portfolio, each a series of Summit Mutual Funds, Inc., pursuant to Rule 470 under the Securities Act of 1933, as amended (the "1933 Act"). The combined prospectus/proxy statement relates to the proposed reorganizations of the Ameritas Income & Growth Portfolio and the Ameritas Index 500 Portfolio, each a series of Calvert Variable Series, Inc., into the Summit Zenith Portfolio and the Summit S&P 500 Index Portfolio, respectively.

The purpose of this amendment is to incorporate Staff comments made to Registrant on October 15, 2008, provide other updating information, and incorporate the requisite opinions of counsel. Changes to the prospectus/proxy statement, the ballots and the text of the Reorganization SAI are marked.

Please feel free to contact me at 301-951-4890 with any questions about this filing.

Very truly yours,

/s/ Jane B. Maxwell

Jane B. Maxwell
Assistant General Counsel
Calvert Group, Ltd.

cc:     Michelle Roberts, Division of Investment Management